Derivative Financial Instruments and Risk Management Policies - Ineffective Portion of Accounting Hedges (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about hedges [line items]
Changes in fair value of the hedging instrument	€ 748	€ 946
Changes in the fair value of hedges item for the hedged risk	768	975
Ineffective portion hedged registered in the income statement	(20)	(29)
Interest rate risk
Disclosure of detailed information about hedges [line items]
Changes in fair value of the hedging instrument	315	(53)
Changes in the fair value of hedges item for the hedged risk	336	(53)
Ineffective portion hedged registered in the income statement	(21)	0
Interest rate risk | Cash flow hedges
Disclosure of detailed information about hedges [line items]
Changes in fair value of the hedging instrument	(129)	(27)
Changes in the fair value of hedges item for the hedged risk	(108)	(27)
Ineffective portion hedged registered in the income statement	(21)	0
Interest rate risk | Fair value hedges
Disclosure of detailed information about hedges [line items]
Changes in fair value of the hedging instrument	444	(26)
Changes in the fair value of hedges item for the hedged risk	444	(26)
Ineffective portion hedged registered in the income statement	0	0
Exchange rate risk
Disclosure of detailed information about hedges [line items]
Changes in fair value of the hedging instrument	242	622
Changes in the fair value of hedges item for the hedged risk	238	651
Ineffective portion hedged registered in the income statement	4	(29)
Exchange rate risk | Cash flow hedges
Disclosure of detailed information about hedges [line items]
Changes in fair value of the hedging instrument	551	605
Changes in the fair value of hedges item for the hedged risk	547	634
Ineffective portion hedged registered in the income statement	4	(29)
Exchange rate risk | Net investment hedges
Disclosure of detailed information about hedges [line items]
Changes in fair value of the hedging instrument	(309)	17
Changes in the fair value of hedges item for the hedged risk	(309)	17
Ineffective portion hedged registered in the income statement	0	0
Interest rate and exchange rate risk
Disclosure of detailed information about hedges [line items]
Changes in fair value of the hedging instrument	191	377
Changes in the fair value of hedges item for the hedged risk	194	377
Ineffective portion hedged registered in the income statement	(3)	0
Interest rate and exchange rate risk | Cash flow hedges
Disclosure of detailed information about hedges [line items]
Changes in fair value of the hedging instrument	191	377
Changes in the fair value of hedges item for the hedged risk	194	377
Ineffective portion hedged registered in the income statement	€ (3)	€ 0